Post-employment benefits - Non-current Employee Benefit Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	€ 118	€ 137
Other employee benefit liabilities	32	35
Employee benefit liabilities	150	172
GB
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	53	55
Other employee benefit liabilities	0	0
Employee benefit liabilities	53	55
Rest of world
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	65	82
Other employee benefit liabilities	32	35
Employee benefit liabilities	€ 97	€ 117